Commitments and Contingencies - Additional Information (Detail) SFr in Millions, $ in Millions			12 Months Ended
	Dec. 11, 2019 CHF (SFr)	Dec. 11, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Lonza Sales AG [Member]
Defined Benefit Plan Disclosure [Line Items]
Payments of license fees	SFr 2.0	$ 2.1
The Scripps Research Institute [Member]
Defined Benefit Plan Disclosure [Line Items]
Payments of license fees			$ 0.1	$ 1.7